NOTE 20: EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Common shares issued as a result of warrant exercises
Issue date	Number of warrants exercise and shares issued	Weighted average exercise price ($C)	Weighted average exercise price	Cash received	Warrant liability transferred to share capital	Share capital
December 8, 2020	1,000,000	0.12	0.0937	93,691	121,464	215,156
December 8, 2020	909,090	0.16	0.1249	113,565	97,647	211,212
December 9, 2020	9,125,000	0.10	0.0781	712,724	958,652	1,671,375
December 9, 2020	7,364,515	0.12	0.0937	690,262	675,387	1,365,648
December 9, 2020	5,512,264	0.16	0.1250	688,872	308,191	997,063
December 10, 2020	2,000,000	0.10	0.0785	157,060	267,897	424,957
December 10, 2020	4,736,634	0.12	0.0942	446,361	607,619	1,053,980
December 10, 2020	5,828,618	0.16	0.1256	732,353	484,975	1,217,328
December 10, 2020	431,075	0.19	0.1492	64,319	20,324	84,643
December 14, 2020	2,064,515	0.12	0.0941	194,201	407,762	601,963
December 14, 2020	2,192,728	0.16	0.1254	275,015	367,169	642,184
December 15, 2020	5,300,000	0.16	0.1258	666,562	672,239	1,338,801
December 17, 2020	2,063,637	0.16	0.1258	259,618	194,262	453,880
December 22, 2020	1,700,000	0.16	0.1240	210,722	187,746	398,468
December 28, 2020	61,950	0.16	0.1249	7,740	5,364	13,104
Total	50,290,026	0.13	0.1056	5,313,064	5,376,697	10,689,762

Share option transactions
	Number of share options	Weighted average exercise price ($C)
Outstanding, December 31, 2017	3,300,000	0.10
Granted	4,300,000	0.37
Outstanding, December 31, 2018	7,600,000	0.25
Cancelled	(4,850,000)	0.27
Granted	7,700,000	0.14
Outstanding, December 31, 2019	10,450,000	0.16
Granted	6,967,761	0.07
Exercised	(7,583,333)	0.14
Outstanding, December 31, 2020	9,834,428	0.08
Exercisable, December 31, 2020	9,084,428	0.08

Share options outstanding and exercisable
Exercise price (C$)	Weighted average exercise price (C$)	Weighted average life of options (years)	Number of options outstanding	Number of options exercisable
0.10	0.10	2.68	2,316,667	2,316,667
0.02	0.02	2.40	900,000	900,000
0.26	0.26	2.80	250,000	250,000
0.14	0.14	1.46	700,000	700,000
0.05	0.05	2.49	2,749,666	2,374,666
0.08	0.08	0.79	1,500,000	1,500,000
0.06	0.06	4.54	1,150,000	775,000
0.21	0.21	4.98	18,095	18,095
0.12	0.12	0.23	250,000	250,000
Total			9,834,428	9,084,428

Disclosure of detailed information about share options assumptions
		Years ended December 31,
	2020	2019	2018
Risk-free interest rate	0.20%-1.57%	1.34%	2.19%-2.37%
Expected life	1 - 5 years	3 - 5 years	5 years
Expected volatility	100%	100.0%	100.0%
Forfeiture rate	0.0%	0.0%	0.0%
Dividend rate	0.0%	0.0%	0.0%

Agent purchase warrant transactions
	Number of agent share purchase warrants	Weighted average exercise price ($C)
Outstanding, December 31, 2017	-	-
Granted	627,378	0.31
Outstanding, December 31, 2018	627,378	0.31
Granted	877,440	0.16
Outstanding, December 31, 2019	1,504,818	0.24
Granted	1,916,000	0.12
Exercised	(489,850)	0.16
Expired	(627,068)	0.31
Outstanding, December 31, 2020	2,303,900	0.13

Disclosure of detailed information about share purchase warrants
Expiry date	Number of warrants	Weighted average exercise price ($C)	Weighted average remaining life (in years)
April 2, 2021	363,900	0.16	0.25
May 3, 2021	60,000	0.16	0.34
April 16, 2022	60,000	0.10	1.29
July 15, 2022	60,000	0.12	1.54
November 9, 2022	1,760,000	0.12	1.86
	2,303,900	0.13	1.54

Disclosure of detailed information about fair value of share purchase warrants
		Years ended December 31,
	2020	2019	2018
Risk-free interest rate	0.24% - 0.34%	1.56 – 1.67%	1.87%
Expected life	2 years	2 years	2 years
Expected volatility	100%	100.0%	100.0%
Forfeiture rate	0.0%	0.0%	0.0%
Dividend rate	0.0%	0.0%	0.0%